Regulatory Matters (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2019	Dec. 31, 2017
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	$ 1,691	$ 1,775	$ 2,180
Carrying Amount, Regulatory Liabilities	2,697	2,756	2,807
Net regulatory assets (liabilities)	$ (1,006)	(981)	(627)
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related assets
Carrying Amount, Regulatory Liabilities	$ 1,023	1,134	954
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Primarily over lives of related assets
Carrying Amount, Regulatory Liabilities	$ 1,571	1,608	1,789
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less
Carrying Amount, Regulatory Liabilities	$ 89		47
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various
Carrying Amount, Regulatory Liabilities	$ 14	14	17
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Carrying Amount, Regulatory Assets	$ 648	631	854
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	9 years
Carrying Amount, Regulatory Assets	$ 297	279	331
Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Carrying Amount, Regulatory Assets	$ 73	76	30
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	9 years
Carrying Amount, Regulatory Assets	$ 351	330	394
Self-Insurance Reserve Incurred Since The Last Rate Review Period (Primarily Storm Related) [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined
Carrying Amount, Regulatory Assets	$ 59	152	49
Securities Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related debt
Carrying Amount, Regulatory Assets	$ 10	32	12
Deferred Conventional Meter And Metering Facilities Depreciation [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	2 years
Carrying Amount, Regulatory Assets	$ 36	26	57
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	9 years
Carrying Amount, Regulatory Assets	$ 185	174	206
Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various
Carrying Amount, Regulatory Assets			197
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less
Carrying Amount, Regulatory Assets	$ 7	3	12
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various
Carrying Amount, Regulatory Assets	$ 25	40	$ 38
Under-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets		$ 32